Offerings	May 12, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note	(1) The securities registered hereunder consists of up to $150,000,000 of an indeterminate amount of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants to purchase shares of common stock, shares of preferred stock, or debt securities of the Registrant, (e) units, consisting of some or all of these securities, and (f) rights to purchase shares of our common stock, shares of our preferred stock, or warrants, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminate number of shares of common stock, shares of preferred stock, and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $150,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act.